Party in Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party in Interest Transactions	Party in Interest Transactions
Parties in interest are defined under Department of Labor regulations as any fiduciary of the Plan, any party rendering services to the Plan, the Company and certain others. The Plan allows participants to invest their account balances in shares of certain mutual funds or other investments managed by the Trustee or Fidelity Investments. Fidelity Investments is an affiliate of the Trustee; therefore, these transactions qualify as party-in-interest transactions. For the year ended December 31, 2025, fees were paid by the Plan to an affiliate of the Trustee. Investment management fees are paid by the Plan to investment managers which are parties in interest and these expenses are reflected in the financial statements as a reduction of the return on the Plan’s investments. The Plan also allows participants to take loans from their accounts in the Plan. These transactions also qualify as party-in-interest transactions and totaled $7,118,307 and $6,823,546 at December 31, 2025 and 2024, respectively.

The Master Trust had $19,688,733 and $25,611,171 as of December 31, 2025 and 2024, respectively, in Ingredion Common Stock, which is exempt from the party-in-interest transaction prohibitions of ERISA. The Master Trust had 178,566 and 186,182 shares of Ingredion Common Stock as of December 31, 2025 and 2024, respectively. The Master Trust earned $590,736 dividend income from Ingredion Common Stock during the year ended December 31, 2025. These transactions are considered party-in-interest transactions and also qualify as related party transactions as defined by GAAP.